Share-based plans	6 Months Ended
Jun. 30, 2024
Share-based plans
Share-based plans

10.    Share-based plans

With effect from January 1, 2024, the Fresenius Medical Care Management Board Long-Term Incentive Plan 2024+ (MB LTIP 2024+) was introduced as a new long-term incentive compensation plan for members of the Management Board. The MB LTIP 2024+ succeeds the Fresenius Medical Care Long Term Incentive Plan 2020 (MB LTIP 2020), under which allocations are no longer made since January 1, 2024. This multi-year compensation plan ensures continuous incentivization based on the long-term sustainable success of the Company.

The MB LTIP 2024+ is a variable compensation plan with a long-term incentive effect. Participants of the MB LTIP 2024+ can be allocated so-called performance shares. Performance shares are compensation instruments which may entitle plan participants to receive a cash payment or settlement in Fresenius Medical Care AG shares based on the achievement of pre-defined performance targets (further defined below) as well as the Company’s share price development throughout the respective vesting period (Performance Shares). The Supervisory Board may determine whether a specific allocation is settled in cash or in Fresenius Medical Care AG shares prior to each allocation.

For MB LTIP 2024+ participants, the respective allocation value is determined by the Supervisory Board. The allocation value is determined in the currency in which the respective participant receives his or her base salary at the time of the allocation. Allocation values not denominated in euros are converted by using a fixed foreign exchange rate. In order to determine the number of Performance Shares that each plan participant receives, the allocation value is divided by the value per Performance Share at the time of the allocation, which in turn is determined based on the Company’s average share price over a period of thirty calendar days prior to the respective allocation date and assuming a 100% target achievement for the performance target total shareholder return (TSR) compared to competitors (Relative TSR) which is described below. The number of allocated Performance Shares may change over the performance period of three years, depending on the degree of achievement of three performance targets.

For allocations in fiscal year 2024, the performance targets are as follows: (i) return on invested capital (ROIC), (ii) Relative TSR and (iii) sustainability measured by the reduction of emissions in CO2 equivalents (CO2e Reduction). The CO2e Reduction reflects the Company’s expressed goal to reduce Scope-1 and Scope-2 emissions by 50% by 2030 compared to 2020 and to achieve climate neutrality by 2040. For all three performance targets, the Supervisory Board has defined target achievement corridors which will be used for the calculation of the respective target achievements.

The profitability target ROIC has a weight of 40% within the calculation of the degree of the overall target achievement and is based on the Company’s consolidated, reported and audited financial statements determined in accordance with IFRS and in line with the respective plan conditions. For 2024 allocations, the ROIC target achievement level is determined based on the average of the three annual ROIC figures during the performance period.

The performance target Relative TSR is measured on the basis of the TSR compared to European and U.S. peer groups. The target achievement for this performance target is determined using the percentile ranking method. For this purpose, the TSR values of the peer companies within the respective comparison groups over the performance period are ranked and the relative positioning of the Company within the respective comparison group is determined on the basis of the percentile achieved. The performance target Relative TSR is weighted with 40% within the calculation of the degree of overall target achievement.

The achievement of the sustainability performance target CO2e Reduction is based on the Non-financial Group Reports (or any successor corporate sustainability reports), such reports being reviewed by an independent auditor, and is measured by the reduction of emissions in CO2 equivalents in comparison to the base year 2020. This reduction is expressed in percent. The sustainability performance target has a weight of 20% within the calculation of the degree of overall target achievement. The applicable target achievement of the sustainability target is calculated based on the average annual achievement in CO2e Reductions. For this purpose, each annual target achievement is weighted equally (1/3 each).

The number of Performance Shares allocated at the beginning of the performance period to the plan participants is multiplied with the degree of overall target achievement to determine the final number of Performance Shares.

Under the MB LTIP 2024+, the final number of Performance Shares generally vests four years after the allocation date. Several payout conditions, such as the continuation of the service relationship (with exceptions for e.g. occupational disability or retirement), apply. The number of vested Performance Shares is multiplied with the average share price of the Company during a period of 30 days prior to the end of the vesting period. The resulting amount is capped at 400% of a participant’s allocation value and will be paid out as cash compensation or settled in shares of the Company.

The first allocation under the MB LTIP 2024+ was made during the second quarter of 2024 and retroactively as of March 1, 2024 and an additional allocation was made on June 1, 2024, when a new member joined the Management Board. For both allocations, the performance period commenced on January 1, 2024 and ends December 31, 2026. Under the MB LTIP 2024+, 266,497 Performance Shares with a total fair value according to IFRS 2, Share-based Payment, (IFRS 2) of €5,100 were allocated to the members of the Management Board. This amount will be amortized over the vesting period, and will be revalued if the fair value changes. The weighted average fair value per Performance Share at the allocation date was €19.14 reflecting according to IFRS 2 all market conditions such as the current target achievement for the Relative TSR target at the respective allocation date. For both allocations, the Company according to the plan conditions currently has a present obligation to settle in cash, which is why it accounts for these allocations as a cash-settled share-based payment transaction.